Capital Requirements and Regulatory Restrictions	12 Months Ended
Dec. 31, 2011
Capital Requirements and Regulatory Restrictions [Abstract]
Capital Requirements and Regulatory Restrictions
Note 16 - Capital Requirements and Regulatory Restrictions

The Bank is subject to legal limitations on the amount of dividends that can be paid to the Corporation.  The Pennsylvania Banking Code restricts the payment of dividends, generally to the extent of its retained earnings.

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk-weighting and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the maintenance of minimum amounts and ratios (set forth in the tables below) of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 Capital (as defined) to average assets (as defined).  Management believes, as of December 31, 2011, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2011, the most recent notification from the regulatory agencies categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized, the Bank must maintain minimum Total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table below.  There are no conditions or events since those notifications that management believes have changed those categories.

The Corporation's capital ratios are substantially the same as the Bank's capital ratios disclosed below.

The following table presents the risk-based and leverage capital amounts and ratios at December 31, 2011 and 2010 for Commercial Bank & Trust of PA:

Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
Amount	Ratio	Amount	Ratio	Amount	Ratio
(Dollars in Thousands)

As of December 31, 2011
Total capital (to risk-weighted assets)	$47,328	21.6%	$	≥17,506	≥8.0%	$	≥21,882	≥10.0%
Tier 1 capital (to risk-weighted assets)	45,655	20.9		≥ 8,753	≥4.0		≥13,130	≥ 6.0
Tier 1 capital (to average assets)	45,655	11.8		≥15,531	≥4.0		≥19,414	≥ 5.0

As of December 31, 2010
Total capital (to risk-weighted assets)	$43,326	20.7%	$	≥16,710	≥8.0%	$	≥20,888	≥10.0%
Tier 1 capital (to risk-weighted assets)	41,640	19.9		≥ 8,355	≥4.0		≥12,533	≥ 6.0
Tier 1 capital (to average assets)	41,640	11.9		≥14,000	≥4.0		≥17,500	≥ 5.0